LONG-TERM DEBT - Schedule of Debt Covenants (Details)	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Senior debt to adjusted EBITDA	3.5
Total debt to adjusted EBITDA	4
Total debt to capital	0.6